Fair value measurements - Acquisition unobservable level 3 inputs (Details) - Fair Value, Inputs, Level 3 - Valuation Technique, Discounted Cash Flow - Measurement Input, Discount Rate	Jul. 03, 2021
Minimum
Business Acquisition [Line Items]
Payment discount rate	5.0
Maximum
Business Acquisition [Line Items]
Payment discount rate	6.8